EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,682.7	$ 1,564.5
Share-based payments expense, net of equity swap (Note 24)	40.1	32.9
Post-employment benefits – defined benefit plans (Note 20)	34.6	38.5
Post-employment benefits – defined contribution plans	38.5	25.4
Termination benefits	28.5	2.7
Total employee compensation expense	$ 1,824.4	$ 1,664.0